UNITED STATES               OMB APPROVAL
             SECURITIES AND EXCHANGE COMMISSION   OMB Number:    3235 -0570
                 Washington, D.C. 20549           Expires:     October 31, 2006
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                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21296

                            BARON SELECT FUNDS
--------------------------------------------------------------------------------
       (Exact name of registrant as specified in charter)

                          767 Fifth Avenue, 49th Floor
                               New York, NY 10153
--------------------------------------------------------------------------------
          (Address of Principal Executive Offices)        (Zip Code)


                            Linda S. Martinson, Esq.
                             c/o Baron Select Funds
                           767 Fifth Avenue,49th Floor
                            New York, New York 10153
--------------------------------------------------------------------------------
                  (Name and Address of Agent for Service)


Registrant's Telephone Number, including Area Code        212-583-2000
                                                   -----------------------------

Date of fiscal year end:   December 31
                        ---------------

Date of reporting period:  December 31, 2003
                         --------------------

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17CRF 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not
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      Potential  persons  who  are  to  respond  to the  collection  of
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      unless the form displays a currently valid OMB control number.


SEC 2569 (3-03)

ITEM 1.   BARON SELECT FUNDS ANNUAL FINANCIAL REPORT DATED DECEMBER 31, 2003

  (REGISTERED LOGO)
      B A R O N                ANNUAL FINANCIAL REPORT        DECEMBER 31, 2003
     S E L E C T
      F U N D S                Dear Baron Partners
                               Fund Shareholder:

                               Attached you will find audited financial
 BARON PARTNERS FUND           statements for Baron Partners Fund for its fiscal
                               year ended December 31, 2003. The Securities and
                               Exchange Commission requires mutual funds to
MANAGEMENT DISCUSSION OF       furnish these statements semi-annually to their
 FUND PERFORMANCE .........2   shareholders.

STATEMENT OF NET ASSETS....3   We thank you for choosing to join us as fellow
                               shareholders in Baron Partners Fund. We will
STATEMENT OF ASSETS AND        continue to work hard to justify your confidence.
 LIABILITIES ..............4

STATEMENT OF OPERATIONS....5   Sincerely,

STATEMENT OF CHANGES IN
 NET ASSETS ...............6   /s/ Ronald Baron
                               ----------------
STATEMENT OF CASH FLOWS....7       Ronald Baron
                                   Chairman and Portfolio Manager
NOTES TO FINANCIAL                 February 25, 2004
 STATEMENTS ...............8

REPORT OF INDEPENDENT          /s/ Peggy Wong
 AUDITORS ................11   ---------------
                                   Peggy Wong
TAX INFORMATION...........12       Treasurer and CFO
                                   February 25, 2004
MANAGEMENT OF THE FUND....12
                               A description of the Fund's proxy voting policies
                               and procedures is available without charge on the
                               Fund's website, www.BaronFunds.com, or by calling
                                               ------------------
                               1-800-99-BARON and on the SEC's website at
                               www.sec.gov.
                               -----------
                               ----------------------

                               Some of our comments are based on current management expectations and are considered "forward-looking statements." Actual future results, however, may prove to be different from our expectations. You can identify forward-looking statements by words such as "estimate", "may", "expect", "should", "could", "believe", "plan" and other similar terms. We cannot promise future returns and our opinions are a reflection of our best judgment at the time this report is compiled.

                               The views expressed in this report reflect those of the Company only through the end of the period stated in this report. The views are not intended as recommendations or investment advice to any person reading this report and are subject to change at any time based on market and other conditions and Baron has no obligation to update them.

                               Past performance is no guarantee of future
                               results. The investment return and principal
                               value of an investment will fluctuate; an
                               investor's shares, when redeemed, may be worth more or less than their original cost. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their cost. For more complete information about Baron Partners Fund, including charges and expenses, call or write for a prospectus. Read it carefully before you invest or send money. This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of Baron Partners Fund unless accompanied or preceded by the Fund's current prospectus.
767 Fifth Avenue
NY, NY 10153
212.583.2100
1.800.99.BARON
BaronFunds.com

[GRAPH]
--------------------------------------------------------------------------------
|           COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT IN         |
|    BARON PARTNERS FUND+^ IN RELATION TO THE S&P 500* AND THE RUSSELL 2000**  |
|                                                                              |
|                              Baron Partners    Russell           S & P       |
|                                  Fund            2000             500        |
|                              --------------    -------          ------       |
|        1/31/1992                10,000         10,000           10,000       |
|       12/31/1992                11,963         10,958           10,953       |
|       12/31/1993                16,210         12,059           13,02        |
|       12/31/1994                16,895         12,213           12,784       |
|       12/31/1995                24,612         16,797           16,421       |
|       12/31/1996                29,452         20,656           19,130       |
|       12/31/1997                47,671         27,544           23,407       |
|       12/31/1998                53,059         35,418           22,812       |
|       12/31/1999                64,247         42,865           27,661       |
|       12/31/2000                67,123         38,943           26,825       |
|       12/31/2001                56,347         34,306           27,492       |
|       12/31/2002                45,982         26,707           21,861       |
|       12/31/2003                61,963         34,350           32,191       |
|                                                                              |
|Information Presented by Fiscal Year as of December 31                        |
|                                                                              |
|Average Annual Total Return                                                   |
|for the periods ended December 31, 2003                                       |
|                                                                              |
|                                                               Since Inception|
|                          One Year    Five Years    Ten Years     01/31/1992  |
|----------------------- ------------- ----------- ------------ ---------------|
|Baron Partners Fund +^      34.76%       3.15%        14.35%         16.54%   |
|S & P 500 *                 28.62%      -0.61%        11.04%         10.91%   |
|Russell 2000 **             47.25%       7.13%         9.47%         10.31%   |
|----------------------- ------------- ----------- ------------ ---------------|
|                                                                              |
|Past performance is not predictive of future performance.                     |
|                                                                              |
|*  The S & P 500 measures the performance of larger cap equities in the stock |
|   market in general.                                                         |
|                                                                              |
|** The Russell 2000 is an unmanaged index that measures the performance of    |
|   small companies.                                                           |
|                                                                              |
|+ Baron Partners Fund's predecessor was a limited investment partnership, | | which had different fees and expenses, and made no dividend or capital gain| | distributions. The restated performance data reflects the imposition of the| | same advisory fees and expenses, that would have been applied historically.| | The data includes the predecessor partnership's performance for the periods| | before the Fund's registration statement became effective. The predecessor | | partnership was not registered under the 1940 Act. Hence it wasn't subject |
|   to certain investment restrictions imposed by the 1940 Act. If the         |
|   predecessor had been registered under the 1940 Act, the performance may    |
|   have been adversely affected.                                              |
|                                                                              |
|^  The performance data does not reflect the deduction of taxes that a        |
|   shareholder would pay on Fund distributions or redemption of Fund shares.  |
|                                                                              |
--------------------------------------------------------------------------------
MANAGEMENT DISCUSSION OF FUND PERFORMANCE

Baron Partners Fund's performance for the eight months beginning April 30, 2003 and ending December 31, 2003 since the Fund was publicly owned was satisfactory. The Fund increased in value 35.70%. During the same period, the S&P 500, an index of large cap stocks, gained 22.58%. The Russell 2000, an index containing the performance of small cap companies, gained 40.83%. Baron Partners Fund, including the historical period when it was an investment partnership, has significantly outperformed both the Russell 2000 and the S&P 500 since its inception in February, 1992 (see graph above).

Baron Partners Fund performed well throughout the year. The Fund experienced a gain of 10.70% in the period from April 30 through June 30, 6.14% in the third quarter and 15.49% in the fourth quarter. The Fund's relative performance was not uniform across the year. The Fund performed better than the S&P 500 in each of the quarters, but while the Fund outperformed the Russell 2000 in the fourth quarter, it lagged the index in the second and third quarters.

In the period from April 30, 2003 through December 31, the Fund's performance was penalized by approximately 1.3% from its short positions.

The Fund's performance was not uniform across sectors. The Fund's performance was led by its investments in Education and Recreation & Resorts. In addition, the Fund performed well with its investments in the Financial, Hotels & Lodging, Gaming Services, Business Services, Restaurants and Retail sectors. The Fund's performance was not impacted negatively by its investments in any sector.

The median market cap for Baron Partners Fund's holdings was $3.3 billion at December 31, 2003. This is considered to be a mid cap fund.

In fiscal year 2004, the Fund will continue to invest in a concentrated manner in companies that, in our opinion, are undervalued relative to their long-term growth prospects and ability to sustain superior levels of profitability. The Fund will establish short positions in companies we believe have limited growth prospects, are poorly managed, have a highly leveraged balance sheet, or are overpriced. We remain optimistic that the companies in which we are part owners will benefit from the economic recovery. We are looking forward to a successful 2004.

BARON PARTNERS FUND
--------------------------------------------------------------------------------


STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
DECEMBER 31, 2003

  Shares                                          Cost              Value
--------------------------------------------------------------------------------
COMMON STOCKS (113.03%)
--------------------------------------------------------------------------------
            BUSINESS SERVICES (18.55%)
 800,000    ChoicePoint, Inc.*+              $ 20,549,530       $ 30,472,000

            EDUCATION (13.66%)
 190,000    Apollo Group, Inc., Cl A*           1,831,796         12,920,000
 140,000    Education Mgmt. Corp.*                628,433          4,345,600
  75,000    University of Phoenix Online*       2,129,745          5,169,750
                                             ------------       ------------
                                                4,589,974         22,435,350
            FINANCIAL (17.11%)
 275,000    Arch Capital Group, Ltd.*           8,377,405         10,961,500
 225,000    Axis Capital Holdings, Ltd.         5,817,252          6,588,000
 525,000    Charles Schwab Corp.                1,551,399          6,216,000
  60,000    Chicago Mercantile Exchange
             Holdings, Inc.                     4,329,601          4,341,600
                                             ------------       ------------
                                               20,075,657         28,107,100
            GAMING SERVICES (4.35%)
 200,000    International Game Technology       2,274,983          7,140,000

            HEALTH CARE FACILITIES (1.68%)
  80,000    Manor Care, Inc.                    1,857,413          2,765,600

            HEALTH CARE SERVICES (8.46%)
 150,000    AMERIGROUP Corp.*                   6,149,241          6,397,500
 100,000    Anthem, Inc.*                       6,830,636          7,500,000
                                             ------------       ------------
                                               12,979,877         13,897,500
            HOME BUILDING (2.27%)
   8,000    NVR, Inc.*+                         2,975,302          3,728,000

            HOTELS AND LODGING (3.22%)
 150,000    Choice Hotels Intl., Inc.*          1,286,110          5,287,500

            MEDIA (1.80%)
 160,000    Saga Comm., Inc., Cl A*               773,047          2,964,800

            RECREATION AND RESORTS (19.64%)
 200,000    Kerzner Intl., Ltd.*                4,232,791          7,792,000
 873,700    Wynn Resorts, Ltd.*+               11,344,632         24,472,337
                                             ------------       ------------
                                               15,577,423         32,264,337
            RESTAURANTS (3.90%)
 175,000    Krispy Kreme Doughnuts, Inc.*       3,919,181          6,405,000

            RETAIL (16.08%)
 150,000    99 Cents Only Stores*               4,363,135          4,084,500
 175,000    CarMax, Inc.*                       5,552,209          5,412,750
 200,000    Dollar Tree Stores, Inc.*           4,542,396          6,012,000
  60,000    Ethan Allen Interiors, Inc.         1,354,738          2,512,800
 125,000    Whole Foods Market, Inc.*           6,041,864          8,391,250
                                             ------------       ------------
                                               21,854,342         26,413,300
            TRANSPORTATION (2.31%)
 100,000    C. H. Robinson Worldwide, Inc.      3,775,827          3,791,000
                                             ------------       ------------
TOTAL COMMON STOCKS                           112,488,666        185,671,487
                                             ------------       ------------

Notional Amount                                   Cost              Value
--------------------------------------------------------------------------------
SWAP CONTRACTS (0.00%)
--------------------------------------------------------------------------------
(2,599,100) Total Return Swap Contract
              on a Variety of Short
              Securities Terminating
              06/30/2004                     $          0       $          0
                                             ------------       ------------
Principal Amount
--------------------------------------------------------------------------------
CORPORATE BONDS (4.51%)
--------------------------------------------------------------------------------
              RECREATION AND RESORTS
$ 5,000,000   Wynn Resorts, Ltd. 6.00%
                Sub. Conv. Deb.
                due 04/23/2006                  4,902,623          7,406,250
                                             ------------       ------------
TOTAL INVESTMENTS (117.54%)                  $117,391,289        193,077,737
                                             ============
LIABILITIES LESS
 CASH AND OTHER ASSETS (-17.54%)                                 (28,815,085)
                                                                ------------
NET ASSETS (EQUIVALENT TO $12.17 PER
  SHARE BASED ON 13,501,624 SHARES OF
  BENEFICIAL INTEREST OUTSTANDING)                              $164,262,652
                                                                ============

---------------
%   Represents percentage of net assets
*   Non-income producing securities
+ Represents security, or a portion thereof, segregated with broker for swap contracts.

                       See Notes to Financial Statements.

BARON PARTNERS FUND
--------------------------------------------------------------------------------


STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
DECEMBER 31, 2003

ASSETS:
 Investments in securities, at value (Cost $117,391,289)           $193,077,737
 Cash                                                                    37,177
 Dividends and interest receivable                                      172,797
 Due from broker                                                        697,974
 Receivable for securities sold                                       2,387,234
 Receivable for shares sold                                             412,029
 Other assets                                                            11,749
                                                                   ------------
                                                                    196,796,697
                                                                   ------------
LIABILITIES:
 Due to custodian bank                                               31,500,000
 Due to broker                                                          224,700
 Payable for securities purchased                                       670,445
 Payable for shares redeemed                                              6,494
 Accrued expenses and other payables                                    132,406
                                                                   ------------
                                                                     32,534,045
                                                                   ------------
NET ASSETS                                                         $164,262,652
                                                                   ============
NET ASSETS CONSIST OF:
 Capital paid-in                                                   $ 87,655,022
 Undistributed net realized gain                                        921,182
 Net unrealized appreciation on investments                          75,686,448
                                                                   ------------
NET ASSETS                                                         $164,262,652
                                                                   ============
SHARES OF BENEFICIAL INTEREST OUTSTANDING
 ($.01 PAR VALUE; INDEFINITE SHARES AUTHORIZED)                      13,501,624
                                                                   ============
NET ASSET VALUE PER SHARE                                          $      12.17
                                                                   ============

                       See Notes to Financial Statements.

BARON PARTNERS FUND
--------------------------------------------------------------------------------


STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                               FOR THE PERIOD
                                                               APRIL 30, 2003
                                                              (COMMENCEMENT OF
                                                                 OPERATIONS)
                                                            TO DECEMBER 31, 2003
                                                            --------------------
INVESTMENT INCOME:
 INCOME:
   Interest                                                      $   149,483
   Dividends                                                         213,375
                                                                 -----------
   Total income                                                      362,858
                                                                 -----------
 EXPENSES:
   Investment advisory fees                                          950,170
   Distribution fees                                                 237,543
   Shareholder servicing agent fees                                   10,985
   Reports to shareholders                                            35,448
   Professional fees                                                  35,000
   Registration and filing fees                                       37,382
   Custodian fees                                                      4,180
   Trustee fees                                                       17,415
   Miscellaneous                                                       2,469
                                                                 -----------
   Total operating expenses                                        1,330,592
                                                                 -----------
   Dividend Expense                                                   17,675
   Interest expense                                                  339,501
                                                                 -----------
   Total expenses                                                  1,687,768
                                                                 -----------
   Net investment loss                                            (1,324,910)
                                                                 -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
 Net realized gain on investments sold                            18,327,938
 Change in net unrealized appreciation of investments             25,585,770
                                                                 -----------
   Net gain on investments                                        43,913,708
                                                                 -----------
   Net increase in net assets resulting from operations          $42,588,798
                                                                 ===========

                       See Notes to Financial Statements.

BARON PARTNERS FUND
--------------------------------------------------------------------------------


STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               FOR THE PERIOD
                                                               APRIL 30, 2003
                                                              (COMMENCEMENT OF
                                                                 OPERATIONS)
                                                            TO DECEMBER 31, 2003
                                                            --------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
 Net investment loss                                              $ (1,324,910)
 Net realized gain on investments sold                              18,327,938
 Net change in unrealized appreciation on investments               25,585,770
                                                                  ------------
 Increase in net assets resulting from operations                   42,588,798
                                                                  ------------
DIVIDENDS TO SHAREHOLDERS FROM:
 Net realized gain on investments                                  (16,580,197)
                                                                  ------------
CAPITAL SHARE TRANSACTIONS:
 Proceeds from shares issued in reorganization of Baron
  Capital Partners, L.P.                                           116,349,026
 Proceeds from the sale of shares                                   17,581,834
 Net asset value of shares issued in reinvestment of
  dividends                                                         14,240,517
 Cost of shares redeemed                                            (9,917,326)
                                                                  ------------
 Increase in net assets derived from capital share
  transactions                                                     138,254,051
                                                                  ------------
 Net increase in net assets                                        164,262,652
NET ASSETS:
 Beginning of period                                                         0
                                                                  ------------
 End of period                                                    $164,262,652
                                                                  ============
SHARES OF BENEFICIAL INTEREST:
 Shares issued in reorganization of Baron Capital Partners,
  L.P.                                                              11,634,903
 Shares sold                                                         1,527,459
 Shares issued in reinvestment of dividends                          1,202,746
 Shares redeemed                                                      (863,484)
                                                                  ------------
 Net increase                                                       13,501,624
                                                                  ============

                       See Notes to Financial Statements.

BARON PARTNERS FUND
--------------------------------------------------------------------------------


STATEMENT OF CASH FLOWS
--------------------------------------------------------------------------------

                                                               FOR THE PERIOD
                                                               APRIL 30, 2003
                                                              (COMMENCEMENT OF
                                                                 OPERATIONS)
                                                            TO DECEMBER 31, 2003
                                                            --------------------
CASH PROVIDED (USED) BY FINANCING ACTIVITIES:
 Sales of capital shares                                        $ 17,169,805
 Cash distributions paid                                          (2,339,680)
 Repurchase of capital shares                                     (9,910,832)
                                                                ------------
 Cash provided by capital share transactions                       4,919,293
                                                                ------------
 Increase in due from broker                                        (697,974)
 Decrease in due to broker                                       (17,294,479)
 Increase in due to custodian bank                                31,500,000
                                                                ------------
                                                                  18,426,840
                                                                ------------
CASH PROVIDED (USED) BY OPERATIONS:
 Purchases of portfolio securities                               (90,818,890)
 Proceeds from sales of portfolio securities                      74,763,498
 Cash paid in connection with swap transactions                     (829,475)
 Other decreases                                                      (2,623)
                                                                ------------
                                                                 (16,887,490)
                                                                ------------
 Net investment loss                                              (1,324,910)
 Net change in receivables/payables related to
  operations                                                        (177,263)
                                                                ------------
                                                                 (18,389,663)
                                                                ------------
 Net increase in cash                                                 37,177
                                                                ------------
   Cash beginning of period                                                0
                                                                ------------
   Cash end of period                                           $     37,177
                                                                ============
 Supplemental cash flow information:
   Interest paid                                                $    300,450
                                                                ============
 Non-cash financing activities:
   Net asset value of shares issued in reinvestment of
    dividends                                                   $ 14,240,517
   Proceeds from shares issued in reorganization of
    Baron Capital Partners, L.P.                                 116,349,026
                                                                ------------
                                                                $130,589,543
                                                                ============

                       See Notes to Financial Statements.

BARON PARTNERS FUND
--------------------------------------------------------------------------------


NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

(1) ORGANIZATION.

Baron Select Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company established as a Delaware statutory trust on April 30, 2003. Baron Partners Fund (the "Fund") is a separate non-diversified series of the Trust. The Fund may employ "leverage" by borrowing money and using it for the purchase of additional securities. Borrowing for investment increases both investment opportunity and investment risk. The Fund's investment objective is to seek capital appreciation.

The Fund was organized originally as a limited partnership in February 1992, under the laws of the State of Delaware (the "Partnership"). Effective as of the close of business on April 30, 2003, the Partnership was reorganized into a Delaware statutory trust. The Fund commenced operations with an initial tax-free contribution of assets and liabilities, including securities-in-kind from the Partnership. On the date of contribution, the Partnership had net assets of $116,349,026 including unrealized appreciation of $50,100,678.

(2) SIGNIFICANT ACCOUNTING POLICIES.

The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

(a) SECURITY VALUATION. Portfolio securities traded on any national stock exchange are valued based on the last sale price. For securities traded on NASDAQ, the Fund uses the NASDAQ Official Closing Price. Where market quotations are not readily available, securities are valued based on fair value as determined by the Adviser, using procedures established by the Board of Trustees. Debt instruments having a remaining maturity greater than sixty days will be valued at the highest bid price from the dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved by the Board of Trustees. Money market instruments held by the Fund with a remaining maturity of sixty days or less are valued at amortized cost, which approximates value.

(b) SECURITIES TRANSACTIONS, INVESTMENT INCOME AND EXPENSE ALLOCATION. Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on an identified cost basis for financial reporting and federal income tax purposes. Dividend income/expense is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

(c) FEDERAL INCOME TAXES. It is the policy of the Fund to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income, including net realized capital gains, if any, to its shareholders. No federal income tax provision is therefore required.

(d) DISTRIBUTIONS. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses and realized gains (losses) from swap transactions. For the period of May 1, 2003 to December 31, 2003, the following amounts were reclassified for federal income tax purposes:

          UNDISTRIBUTED            UNDISTRIBUTED
      NET INVESTMENT INCOME     REALIZED GAIN/LOSS    CAPITAL-PAID-IN
      ---------------------     ------------------    ---------------
            $1,324,910              $(826,559)          $(498,351)

(e) USE OF ESTIMATES. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, and the amounts of income and expenses during the period. Actual results could differ from those estimates.

(3) PURCHASES AND SALES OF SECURITIES.

For the period of May 1, 2003 to December 31, 2003, purchases and sales of securities, other than short term securities, aggregated $76,124,792 and $60,907,618, respectively.

BARON PARTNERS FUND
--------------------------------------------------------------------------------

(4) INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

(a) INVESTMENT ADVISORY FEES. BAMCO, Inc. (the "Adviser"), a wholly owned subsidiary of Baron Capital Group, Inc. ("BCG"), serves as investment adviser to the Fund. As compensation for services rendered, the Adviser receives a fee payable monthly from the assets of the Fund equal to 1% per annum of the Fund's average daily net asset value. The Adviser has contractually agreed to reduce its fee to the extent required to limit the expense ratio for the Fund to 1.45%, excluding portfolio transaction costs, interest and extraordinary expenses.

(b) DISTRIBUTION FEES. Baron Capital, Inc. ("BCI"), a wholly owned subsidiary of BCG, is a registered broker-dealer and the distributor of the shares of the Fund pursuant to a distribution plan under Rule 12b-1 of the 1940 Act. The distribution plan authorizes the Fund to pay BCI a distribution fee equal on an annual basis to 0.25% of the Fund's average daily net assets.

Brokerage transactions for the Fund may be effected by or through BCI. During the period of May 1, 2003 to December 31, 2003, BCI earned gross brokerage commissions of $172,127.

(c) TRUSTEE FEES. Certain Trustees of the Fund may be deemed to be affiliated with or interested persons (as defined by the 1940 Act) of the Fund's Adviser or of BCI. None of the Trustees so affiliated received compensation for his or her services as a Trustee of the Fund. None of the Fund's officers received compensation from the Fund.

(5) LINE OF CREDIT. The Fund has a line of credit with the custodian bank, in the amount of $40,000,000, to be used for investment purposes. Interest is charged to the Fund, based on its borrowings, at a rate per annum equal to the Federal Funds Rate plus a margin of 1.50%.

During the period of May 1, 2003 to December 31, 2003, the Fund had an average daily balance on the line of credit of $19,873,265 at a weighted average interest rate of 2.55%. At December 31, 2003 the Fund had an outstanding loan in the amount of $31,500,000 under the line of credit.

(6) SWAP CONTRACTS. The Fund may enter into equity swap transactions as a substitute for investing or selling short directly in securities. A swap transaction is entered into with a counterparty to exchange the returns on a particular security or a basket of securities. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount". The counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap contract would have increased had it been invested or decreased if sold short in the particular stocks. Upon entering into the swap contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. During the period the swap contract is open, the Fund marks to market the underlying instruments, including accrued dividends, and recognizes any unrealized gain or loss. Net payments made or received periodically are recognized as realized gain or loss. Swap contracts may involve exposure to loss in excess of the amount recognized in the Statement of Assets and Liabilities. The notional amount reflects the exposure the Fund has in the underlying securities. These transactions are subject to credit risks in addition to the various risks related to the underlying securities.

The notional contract amount with respect to the Fund's outstanding equity swap contract as of December 31, 2003 was ($2,599,100).

(7) SHORT SALES. The Fund may sell securities short. When the Fund sells short, the Fund records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The Fund may incur dividend expense if a security that has been sold short declares a dividend. The Fund is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received. The Fund is required to maintain collateral in a segregated account for the outstanding short sales. Short sales involve elements of market risks and exposure to loss in excess of the amount recognized in the Statement of Assets and Liabilities. The Fund's risk of loss in these types of short sales is unlimited because there is no limit to the cost of replacing the borrowed security.

BARON PARTNERS FUND
--------------------------------------------------------------------------------


(8) INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS.


As of December 31, 2003, the components of net assets on a tax basis were as follows:

Cost of investments                                          $117,536,076
                                                             ============
Gross tax unrealized appreciation                              76,144,524
Gross tax unrealized depreciation                                (602,863)
                                                             ------------
Net tax unrealized appreciation                              $ 75,541,661
                                                             ============
Undistributed long term capital gain                         $  1,065,969
                                                             ============

Net investment loss and realized and unrealized gains and losses differ for financial statement and tax purposes due to differing treatments of wash sale losses deferred and realized gains (losses) from swap transactions.


(9) FINANCIAL HIGHLIGHTS.


Selected data for a share of beneficial interest outstanding throughout the period:

                                                           FOR THE PERIOD
                                                           APRIL 30, 2003
                                                    (COMMENCEMENT OF OPERATIONS)
                                                        TO DECEMBER 31, 2003
                                                    ----------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                        $      10.00
                                                            ------------
INCOME FROM INVESTMENT OPERATIONS
Net investment loss                                                (0.10)
Net realized and unrealized gain on investments                     3.63
                                                            ------------
 TOTAL FROM INVESTMENT OPERATIONS                                   3.53
                                                            ------------
LESS DISTRIBUTIONS
Dividends from net investment income                                0.00
Distributions from net realized gains                              (1.36)
                                                            ------------
 TOTAL DISTRIBUTIONS                                               (1.36)
                                                            ------------
NET ASSET VALUE, END OF PERIOD                              $      12.17
                                                            ============
 TOTAL RETURN                                                       35.7%
                                                            ------------
RATIOS/SUPPLEMENTAL DATA
Net assets (in millions), end of period                     $      164.3
Ratio of total expenses to average net assets                       1.77%**
Less: Ratio of interest expense and dividend
  expense to average net assets                                    (0.37%)**
                                                            ------------
Ratio of operating expenses to average net
  assets                                                            1.40%**
                                                            ============
Ratio of net investment loss to average net
  assets                                                           (1.39%)**
Portfolio turnover rate                                            36.67%

** Annualized.

BARON PARTNERS FUND
--------------------------------------------------------------------------------


REPORT OF INDEPENDENT AUDITORS
-------------------------------------------------------------------------------

To the Board of Trustees and Shareholders of Baron Partners Fund

In our opinion, the accompanying statement of assets and liabilities, including the statement of net assets, and the related statements of operations, of changes in net assets and cash flows, and the financial highlights present fairly, in all material respects, the financial position of Baron Partners Fund (the "Fund") at December 31, 2003, the results of its operations, the changes in its net assets and its cash flows and the financial highlights for the period April 30, 2003 (commencement of operations) to December 31, 2003, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2003 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers, LLP
New York, New York
February 24, 2004

BARON PARTNERS FUND
--------------------------------------------------------------------------------


TAX INFORMATION (UNAUDITED)
-------------------------------------------------------------------------------

     We are required by the Internal Revenue Code to advise you within 60 days of the Fund's fiscal year end as to the federal tax status of distributions paid by the Fund during such fiscal year.

     On November 25, 2003, the Fund declared and paid to shareholders of record on November 24, 2003 the following distribution.


                     Post May 5th
                     Long Term
                     Capital Gain           Per Share
                     ------------           ---------
                     $16,580,197            $1.362


     Pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003, this distribution is eligible for a maximum allowable rate of 15% for individuals.

     The information and distributions reported may differ from the information and distributions taxable to the shareholders for the calendar year ended December 31, 2003. The information necessary to complete your income tax return for the calendar year ended December 31, 2003 is listed on form 1099- DIV which was mailed to you in January 2004.

MANAGEMENT OF THE FUND
-------------------------------------------------------------------------------

BOARD OF TRUSTEES AND OFFICERS

The Board of Trustees oversees the management of Baron Select Funds (the "Fund"). The following table lists the trustees and executive officers of the Fund, their date of birth, current positions held with the Fund, length of time served, principal occupations during the past five years and other Trusteeships/Directorships held outside the Fund complex. Unless otherwise noted, the address of each executive officer and Trustee is Baron Select Funds, 767 Fifth Avenue, 49th Floor, New York, NY 10153. Trustees who are not deemed to be "interested persons" of the Fund as defined in the 1940 Act are referred to as "Disinterested Trustees." Trustees who are deemed to be "interested persons" of the Fund are referred to as "Interested Trustees." All Trustees listed below, whether Interested or Disinterested, serve as trustee for the Baron Partners Fund portfolio.

INTERESTED TRUSTEES

                                Position(s)              Length
                                Held with                of Time   Principal Occupation(s)        Other Trustee/Directorships
Name, Address & Date of Birth   the Fund                 Served    During the Past Five Years     Held by the Trustee
-----------------------------   --------                 ------    --------------------------     -------------------
Ronald Baron *+                 Chairman, CEO, Chief     1 year    Chairman, CEO, and Director,    Baron Asset Fund (Since
767 Fifth Avenue                Investment Officer,                Baron Capital, Inc. (1982-      inception); Baron Capital Funds
New York, NY 10153              Trustee and Portfolio              Present), Baron Capital         Trust (Since inception)
DOB: May 23, 1943               Manager                            Management, Inc. (1983-
                                                                   Present), Baron Capital
                                                                   Group, Inc. (1984-Present),
                                                                   BAMCO, Inc. (1987-Present);
                                                                   Portfolio Manager, Baron
                                                                   Asset Fund (1987-Present) and
                                                                   Baron Growth Fund (1995-
                                                                   Present).

BARON PARTNERS FUND
--------------------------------------------------------------------------------


                                Position(s)              Length
                                Held with                of Time   Principal Occupation(s)        Other Trustee/Directorships
Name, Address & Date of Birth   the Fund                 Served    During the Past Five Years     Held by the Trustee
-----------------------------   --------                 ------    --------------------------     -------------------
Linda S. Martinson*+            Vice President,          1 year    General Counsel, Vice          Baron Asset Fund (Since
767 Fifth Avenue                Secretary,                         President and Secretary,       inception); Baron Capital Funds
New York, NY 10153              General Counsel and                Baron Capital, Inc. (1983-     Trust (Since inception)
DOB: February 22, 1955          Trustee                            Present), BAMCO, Inc. (1987-
                                                                   Present), Baron Capital
                                                                   Group, Inc. (1984-Present),
                                                                   Baron Capital Management,
                                                                   Inc. (1983-Present).

Morty Schaja*+                  President, Chief         1 year    President and Chief Operating  Baron Asset Fund (1996-Present);
767 Fifth Avenue                Operating Officer and              Officer, Baron Capital, Inc.   Baron Capital Funds Trust (Since
New York, NY 10153              Trustee                            (1999-Present); Senior Vice    inception).
DOB: October 30, 1954                                              President and Chief Operating
                                                                   Officer, Baron Capital, Inc.
                                                                   (1997-1999); Managing
                                                                   Director, Vice President,
                                                                   Baron Capital, Inc. (1991-
                                                                   1999); and Director, Baron
                                                                   Capital Group, Inc., Baron
                                                                   Capital Management, Inc., and
                                                                   BAMCO, Inc. (1997-Present).

DISINTERESTED TRUSTEES

Norman S. Edelcup#^**           Trustee                  1 year    Senior Vice President and      Director, Florida Savings Bancorp
244 Atlantic Isles                                                 Director, Florida Savings      (2001-Present); Director, Valhi,
Sunny Isles Beach, FL 33160                                        Bancorp (2001-Present); Mayor  Inc. (1975-Present) (diversified
DOB: May 8, 1935                                                   (October 2003-Present),        company); Baron Asset Fund (Since
                                                                   Commissioner, Sunny Isles      inception); Baron Capital Funds
                                                                   Beach, Florida (2001-2003);    Trust (Since inception).
                                                                   Senior Vice President, Item
                                                                   Processing of America (1999-
                                                                   2000) (a subsidiary of The
                                                                   Intercept Group); Chairman,
                                                                   Item Processing of America
                                                                   (1989-1999) (a financial
                                                                   institution service bureau);
                                                                   Director, Valhi, Inc. (1975-
                                                                   Present) (diversified
                                                                   company); Director, Artistic
                                                                   Greetings, Inc. (1985-1998).

BARON PARTNERS FUND
--------------------------------------------------------------------------------

                                Position(s)              Length
                                Held with                of Time   Principal Occupation(s)        Other Trustee/Directorships
Name, Address & Date of Birth   the Fund                 Served    During the Past Five Years     Held by the Trustee
-----------------------------   --------                 ------    --------------------------     -------------------
Charles N. Mathewson**          Trustee                  1 year    Chairman Emeritus (October     Baron Asset Fund (Since
9295 Prototype Road                                                2003-Present), Chairman,       inception); Baron Capital Funds
Reno, NV 89521                                                     International Game             Trust (Since inception)
DOB: June 12, 1928                                                 Technology, Inc. (1986-2003)
                                                                   (manufacturer of
                                                                   microprocessor-controlled
                                                                   gaming machines and
                                                                   monitoring systems);
                                                                   Chairman, American Gaming
                                                                   Association (1994-2002).

Harold W. Milner ^**            Trustee                  1 year    Retired; President and CEO,    Baron Asset Fund (Since
2293 Morningstar Drive                                             Kahler Realty Corporation      inception); Baron Capital Funds
Park City, UT 84060                                                (1985-1997) (hotel ownership   Trust (Since inception)
DOB: November 11, 1934                                             and management).

Raymond Noveck +#^**            Trustee                  1 year    Private Investor (1999-        Baron Asset Fund (Since
31 Karen Road                                                      Present); President, The       inception); Baron Capital Funds
Waban, MA 02168                                                    Medical Information Line,      Trust (Since inception)
DOB: May 4, 1943                                                   Inc. (1997-1998) (health care
                                                                   information); President,
                                                                   Strategic Systems, Inc.
                                                                   (1990-1997) (health care
                                                                   information); Director,
                                                                   Horizon/CMS Healthcare
                                                                   Corporation (1987-1997).

David A. Silverman, MD **       Trustee                  1 year    Physician and Faculty, New     Baron Asset Fund (Since
146 Central Park West                                              York University School of      inception); Baron Capital Funds
New York, NY 10023                                                 Medicine (1976-Present).       Trust (Since inception);
DOB: March 14, 1950                                                                               Director, New York Blood Center
                                                                                                  (1999-Present).
OFFICERS OF THE FUND

Clifford Greenberg              Senior Vice President    As of     Senior Vice President, Baron   None
767 Fifth Avenue                                         02/02/04  Capital, Inc., Baron Capital
New York, NY 10153                                                 Group, Inc., BAMCO, Inc.,
DOB: April 30, 1959                                                (2003-Present)(Vice
                                                                   President, 1997-2003),
                                                                   Portfolio Manager, Baron
                                                                   Small Cap Fund (1997-
                                                                   Present); General Partner,
                                                                   HPB Associates, LP (1984-
                                                                   1996) (investment
                                                                   partnership).

BARON PARTNERS FUND
--------------------------------------------------------------------------------


                                Position(s)              Length
                                Held with                of Time   Principal Occupation(s)        Other Trustee/Directorships
Name, Address & Date of Birth   the Fund                 Served    During the Past Five Years     Held by the Trustee
-----------------------------   --------                 ------    --------------------------     -------------------
Andrew Peck                     Vice President           As of     Vice President and Co-         None
767 Fifth Avenue                                         02/02/04  Portfolio Manager, Baron
New York, NY 10153                                                 Asset Fund (2003-Present),
DOB: March 25, 1969                                                Analyst, Baron Capital, Inc.
                                                                   (1998-Present).

Susan Robbins                   Vice President           As of     Senior Analyst, Vice           None
767 Fifth Avenue                                         02/02/04  President and Director, Baron
New York, NY 10153                                                 Capital, Inc. (1982-Present),
DOB: October 19, 1954                                              Baron Capital Management,
                                                                   Inc. (1984-Present).

Mitchell J. Rubin               Vice President           As of     Vice President and Senior      None
767 Fifth Avenue                                         02/02/04  Analyst, Baron Capital, Inc.
New York, NY 10153                                                 (1997-Present), Portfolio
DOB: September 22, 1966                                            Manager of Baron iOpportunity
                                                                   Fund (2000-Present).

Peggy C. Wong                   Treasurer and Chief      1 year    Treasurer and Chief Financial  None
767 Fifth Avenue                Financial Officer                  Officer, Baron Capital, Inc.,
New York, NY 10153                                                 Baron Capital Group, Inc.,
DOB: April 30, 1961                                                BAMCO, Inc. and Baron Capital
                                                                   Management, Inc. (1987-
                                                                   Present).

---------------
* Trustees deemed to be "interested persons" of the Fund as that term is defined in the Investment Company Act of 1940 by reason of their employment with the Funds' Adviser and Distributor.
+ Members of the Executive Committee, which is empowered to exercise all of the powers, including the power to declare dividends, of the full Board of Trustees when the full Board of Trustees is not in session.
#   Members of the Audit Committee.
^   Members of the Nominating Committee.
**  Members of the Independent Committee.

       (LOGO)
      B A R O N
     S E L E C T
      F U N D S






                                                                            AR03

Item 2. Code of Ethics.

     Filed pursuant to Item 10(a)(1) of Item 2 to Form N-CSR.   EX-99.COE

Item 3. Audit Committee Financial Expert.

     The Board of Trustees of the Fund has determined that Norman S. Edelcup, a member of the Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "Audit Committee Financial Expert" and has designated Mr. Edelcup as the Audit Committee's Financial Expert. Mr. Edelcup is an "idependent" Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

     The following table shows the fees paid to PricewaterhouseCoopers, LLP, the registrant's prinicpal accounting firm during the period of April 30, 2003 (commencement of operations) to December 31, 2003 (a) for profesional services rendered for the audit of the registrant's annual financial statements or services that are normally provided in connection with statutory and regulatory  filings or engagements  ("Audit  Fees"),  (b) for assurance and related services that are reasonably related to the performance of the audit and are not included as Audit Fees ("Audit-Related Fees"), (c) for professional services rendered for tax compliance, tax advice and tax planning ("Tax Fees"), and (d) for products and services provided by such accounting firm that are not included in (a), (b) or (c) above ("All Other Fees").


                                    For the Period
                                    April 30, 2003 (commencement of operations)
                                    To December 31, 2003

     Audit Fees                             $0.00
     Audit-Related Fees                      0.00
     Tax Fees                                0.00
     All Other Fees                          0.00

     Pursuant to its charter, the Audit Committee shall pre-approve all audit and non-audit services provided by the independent auditors and in connection therewith to review and elvaluate the qualifications, independence and performance of the Fund's independent auditors.

Item 5.  Audit Committee of Listed Registrants.

     The members of the Fund's Audit Committee are Norman Edelcup and Raymond Noveck, both "idependent" Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Item 6.  [Reserved].

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

     NOT APPLICABLE.

Item 8.  [Reserved].

Item 9.  Controls and Procedures.

     The Registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report on Form N-CSR, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the investment company in the reports that it files or submits under the Securities Exchange Act to 1934 is recorded, processed, summarized, and reported within the time periods specified in the Commission's rules and forms.

     At the date of filing this N-CSR, the Registrant's principal executive office and principal financial officer are aware of no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10. Exhibits.

     a).    EX-99.COE
            Current copy of the Fund's Code of Ethics pursuant to Item 2 of the Form N-CSR.

     b).    Ex-99.CERT
            Certification required by Item 10(b) of Form N-CSR.

            Ex-99.906 CERT
            Certification pursuant to Section 906 of the Sarbanes Oxley Act.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                 BARON SELECT FUNDS



                                 By:   /s/ Ronald Baron
                                       -------------------
                                           Ronald Baron
                                           Chairman and Chief Executive Officer

                                 Date: March 9, 2003




Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                 By:   /s/ Ronald Baron
                                       --------------------
                                           Ronald Baron
                                           Chairman and Chief Executive Officer



                                 Date: March 9, 2003

                                 By:   /s/ Peggy Wong
                                       --------------------
                                           Peggy Wong
                                           Treasurer and Chief Financial Officer

                                  Date: March 9, 2003


A signed original of this written statement has been provided to Baron Select Funds and will be retained by Baron Select Funds and furnished to the Securities and Exchange Commission or its staff upon request.